Consolidated condensed income statements - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Consolidated income statements [Abstract]
Revenue	$ 504,790	$ 513,113
Other operating income	44,908	85,058
Raw materials and consumables used	(6,293)	(7,274)
Employee benefit expenses	(10,777)	(10,315)
Depreciation, amortization, and impairment charges	(150,063)	(160,297)
Other operating expenses	(126,230)	(141,226)
Operating profit	256,335	279,059
Financial income	517	36,871
Financial expense	(210,532)	(206,106)
Net exchange differences	326	1,148
Other financial income/(expense), net	(211)	(9,687)
Financial expense, net	(209,900)	(177,774)
Share of profit/(loss) of associates carried under the equity method	3,352	2,909
Profit/(loss) before income tax	49,787	104,194
Income tax	(27,040)	(31,019)
Profit/(loss) for the period	22,747	73,175
Loss/(profit) attributable to non-controlling interests	(5,791)	(5,825)
Profit/(loss) for the period attributable to the Company	$ 16,956	$ 67,350
Weighted average number of ordinary shares outstanding (in shares)	100,516	100,217
Basic and diluted earnings per share (in dollars per share)	$ 0.17	$ 0.67